Vanguard® Selected Value Fund
Schedule of Investments (unaudited)
As of January 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (94.7%)
Communication Services (1.9%)
	Omnicom Group Inc.	852,570	65,682
	Warner Music Group Corp. Class A	1,855,030	55,614
			121,296
Consumer Discretionary (12.2%)
	Gildan Activewear Inc.	1,640,263	106,584
	LKQ Corp.	2,619,683	86,057
	Magna International Inc.	1,625,479	83,127
	Advance Auto Parts Inc.	1,719,974	82,576
	Lear Corp.	545,377	63,858
*	Taylor Morrison Home Corp.	911,143	55,534
*	Valvoline Inc.	1,643,472	53,774
*	M/I Homes Inc.	398,370	53,262
	Hasbro Inc.	515,866	46,072
	Harley-Davidson Inc.	2,211,318	43,784
	Aramark	1,107,560	42,630
	PVH Corp.	621,727	38,771
*	Mohawk Industries Inc.	209,000	24,741
	Newell Brands Inc.	4,134,510	17,572
			798,342
Consumer Staples (3.8%)
	Dollar General Corp.	512,261	73,474
	Tyson Foods Inc. Class A	870,421	56,865
	Spectrum Brands Holdings Inc.	657,142	41,866
	Ingredion Inc.	334,118	39,459
	Kraft Heinz Co.	1,569,662	37,264
			248,928
Energy (3.2%)
	Occidental Petroleum Corp.	1,326,870	60,227
	NOV Inc.	2,754,742	50,549
	SM Energy Co.	1,854,403	36,105
	EOG Resources Inc.	299,220	33,552
	Golar LNG Ltd.	645,900	26,217
			206,650
Financials (26.4%)
	Corebridge Financial Inc.	3,506,237	108,097
	RenaissanceRe Holdings Ltd.	304,988	85,915
	White Mountains Insurance Group Ltd.	40,338	82,488
	Fidelity National Financial Inc.	1,397,947	76,034
	Globe Life Inc.	534,714	74,978
	Voya Financial Inc.	899,568	68,961
*	Arch Capital Group Ltd.	687,170	65,996
	Glacier Bancorp Inc.	1,283,724	65,059
	Everest Group Ltd.	191,630	63,483
	MetLife Inc.	783,820	61,828
	Ally Financial Inc.	1,453,300	61,446
	Global Payments Inc.	836,527	60,012
*	Genworth Financial Inc.	6,759,300	56,373
	Jackson Financial Inc. Class A	473,927	56,359
	Capital One Financial Corp.	255,964	56,038
	M&T Bank Corp.	252,610	55,971
	Essent Group Ltd.	839,547	52,824
	Regions Financial Corp.	1,839,738	52,433
*	Fiserv Inc.	774,970	49,389
*	SiriusPoint Ltd.	2,309,245	47,132
	CNO Financial Group Inc.	1,054,296	44,333
	Equitable Holdings Inc.	917,826	42,587
	Nomura Holdings Inc. ADR	4,642,430	41,178
	Fifth Third Bancorp	817,897	41,075

		Shares	Market Value ($000)
	Brookfield Asset Management Ltd. Class A	696,390	34,618
	Comerica Inc.	370,173	32,823
	Webster Financial Corp.	495,478	32,588
	State Street Corp.	248,720	32,547
*	Markel Group Inc.	15,910	32,467
	KeyCorp	1,492,763	32,124
	Unum Group	414,104	31,459
	Radian Group Inc.	814,430	26,795
			1,725,410
Health Care (9.1%)
	Baxter International Inc.	3,672,438	73,706
	Labcorp Holdings Inc.	261,720	71,062
	Humana Inc.	330,914	64,594
*	Charles River Laboratories International Inc.	291,200	61,292
*	Henry Schein Inc.	804,006	60,686
[1]	Fresenius Medical Care AG ADR	2,539,431	57,645
	Universal Health Services Inc. Class B	253,155	50,950
	Teleflex Inc.	404,970	42,267
	Becton Dickinson & Co.	191,942	39,056
	DENTSPLY SIRONA Inc.	2,215,570	27,628
*	Solventum Corp.	339,167	26,106
	Perrigo Co. plc	1,393,211	19,798
			594,790
Industrials (18.2%)
	AerCap Holdings NV	1,160,546	166,724
	RB Global Inc. (XTSE)	700,859	79,597
	Robert Half Inc.	2,282,393	78,994
	MSA Safety Inc.	371,989	65,898
	Oshkosh Corp.	439,237	63,171
	Knight-Swift Transportation Holdings Inc.	1,105,310	60,903
	Woodward Inc.	183,025	58,173
[1]	Ashtead Group plc ADR	892,800	56,568
	Sensata Technologies Holding plc	1,554,564	53,772
	Esab Corp.	436,250	52,830
	Carlisle Cos. Inc.	153,940	52,477
*	API Group Corp.	1,207,157	50,181
	Concentrix Corp.	1,277,745	47,724
	Timken Co.	488,620	45,534
	MSC Industrial Direct Co. Inc. Class A	437,170	36,871
	SS&C Technologies Holdings Inc.	443,806	36,343
	Stanley Black & Decker Inc.	421,550	33,159
	WESCO International Inc.	113,575	32,872
	Genpact Ltd.	732,019	32,282
*	XPO Inc.	173,070	25,633
	Allegion plc	144,630	23,920
	ManpowerGroup Inc.	351,105	12,756
*	Middleby Corp.	65,510	9,641
*	Masterbrand Inc.	572,191	6,935
*	Air France-KLM ADR	4,102,756	5,128
			1,188,086
Information Technology (5.1%)
	Avnet Inc.	1,266,705	79,030
	MKS Inc.	286,315	67,401
	Cognizant Technology Solutions Corp. Class A	734,208	60,249
	Skyworks Solutions Inc.	1,062,598	59,250
	Amdocs Ltd.	485,049	39,745
*	Arrow Electronics Inc.	205,711	27,255
			332,930
Materials (9.5%)
	PPG Industries Inc.	749,937	86,715
*	Eldorado Gold Corp.	1,761,714	75,613
*	IAMGOLD Corp. (XTSE)	3,257,000	59,212
	Centerra Gold Inc.	3,528,116	59,131
	Ternium SA ADR	1,310,696	54,840
	Olin Corp.	2,408,817	50,127
	Dow Inc.	1,700,299	46,843
	Mosaic Co.	1,597,050	43,919
	Avery Dennison Corp.	210,380	39,028

		Shares	Market Value ($000)
	HB Fuller Co.	523,850	31,483
	Huntsman Corp.	2,166,323	23,440
	Gerdau SA ADR	5,021,000	21,440
	West Fraser Timber Co. Ltd.	287,893	19,680
	FMC Corp.	428,135	6,765
			618,236
Real Estate (4.9%)
	Crown Castle Inc.	865,650	75,147
	Park Hotels & Resorts Inc.	6,066,808	66,310
	Ryman Hospitality Properties Inc.	502,745	47,610
*	CBRE Group Inc. Class A	224,640	38,263
	Healthcare Realty Trust Inc.	2,225,240	37,362
*	Howard Hughes Holdings Inc.	366,157	29,900
	DiamondRock Hospitality Co.	2,795,585	25,664
			320,256
Utilities (0.4%)
	Atmos Energy Corp.	172,033	28,616
Total Common Stocks (Cost $5,211,343)			6,183,540
Temporary Cash Investments (5.0%)
Money Market Fund (5.0%)
[2,3]	Vanguard Market Liquidity Fund, 3.704% (Cost $326,892)	3,269,356	326,936
Total Investments (99.7%) (Cost $5,538,235)			6,510,476
Other Assets and Liabilities—Net (0.3%)			20,698
Net Assets (100%)			6,531,174
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,843.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $4,968 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2026	509	66,796	(644)
E-mini S&P Mid-Cap 400 Index	March 2026	196	67,571	(320)
				(964)
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At January 31, 2026, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.